Discontinued Operations (Income Statement Disclosure) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 25, 2014	May 26, 2013	May 27, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings from discontinued operations									$ 32.3	$ 72.7	$ 84.9
Earnings from discontinued operations, net of tax	38.1	23.1	13.8	28.0	54.7	46.4	25.8	47.9	103.0	174.6	196.3
Red Lobster
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									2,472.1	2,630.9	2,671.6
Earnings before income taxes									135.3	247.3	281.2
Earnings from discontinued operations									32.3	72.7	84.9
Earnings from discontinued operations, net of tax									$ 103.0	$ 174.6	$ 196.3